Short-term investments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Short term Investments	$ 263,983,405	¥ 1,797,964,573	¥ 899,151,784
Equity Securities And E T Fs [Member]
Short term Investments	40,534,302	276,075,078	265,947,428
Time Deposit [Member]
Short term Investments	90,895,250	619,078,458
Currency Linked Structured Investment [Member]
Short term Investments	70,000,000	476,763,000
Structured Financial Products [Member]
Short term Investments	$ 62,553,853	¥ 426,048,037	¥ 633,204,356